Cash and Cash Equivalents - Additional Information (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash	$ 137,714		$ 148,070
Canadian Dollar
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash		$ 4,393		$ 3,165
US Dollar
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash	$ 506,214		$ 144,905
Bottom of Range
Disclosure Of Cash And Cash Equivalents [Line Items]
Percentage of interest on cash	0.20%	0.20%
Percentage of interest on short term bank deposits	0.20%	0.20%
Top of Range
Disclosure Of Cash And Cash Equivalents [Line Items]
Percentage of interest on cash	0.30%	0.30%
Percentage of interest on short term bank deposits	0.30%	0.30%